Nature of Operations and Summary of Significant Accounting Policies - Schedule of Statement of Subsidiaries (Details) (10-K)		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Bay Vista Blvd Apartments, LLC [Member]
Dates of Formation	[1]		May 15, 2017
Attributable Interest	[1]		0.00%		50.00%
Saylor View Estates LLC [Member]
Dates of Formation		Mar. 30, 2014	Mar. 30, 2014
Attributable Interest		51.00%	51.00%	51.00%	51.00%
Harbor Excavation, LLC [Member]
Dates of Formation	[2]	Jul. 03, 2017	Jul. 03, 2017
Attributable Interest	[2]	0.00%	0.00%	90.00%	90.00%
Harbor Materials, LLC [Member]
Dates of Formation		Jul. 05, 2018	Jul. 05, 2018
Attributable Interest		100.00%	100.00%	100.00%	100.00%
Werner RD Industrial, LLC [Member]
Dates of Formation			Dec. 15, 2017
Attributable Interest			100.00%		100.00%
Belfair Apartments, LLC [Member]
Dates of Formation		Dec. 03, 2019	Dec. 03, 2019
Attributable Interest		100.00%	100.00%	100.00%	0.00%

[1]	Bay Vista Blvd Apartments, LLC was closed as of December 31, 2018 with the IRS and dissolved with the State of Washington as of October 3, 2019.
[2]	Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.